Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FMI Funds, Inc.
Entity Central Index Key	0001023391
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI Common Stock Fund
Class Name	Investor Class
Trading Symbol	FMIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/common-stock-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI Common Stock Fund Investor Class gained 3.26%, compared with 10.76% for the Russell 2000 Index and 7.88% for the Russell 2000 Value Index.
Growth stocks have led the market with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index by nearly 6% during the period. Relative to history, U.S. valuations are at or near all-time highs, there is unwavering exuberance around artificial intelligence (AI) and technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. U.S. employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Broadly speaking, the recent rally in the Russell 2000 to end the fiscal year was driven by lower quality businesses. The FMI Common Stock Fund was underweight Technology (Electronic and Services) due to valuation. The Fund also faced a headwind from its outsized positioning in the Building Products industry as residential construction was under pressure. The Fund benefited from stock selection in Finance and Specialty Retail, as well as not having direct exposure to Health Technology during the period.

Top Contributors
↑	Sectors: Finance, Electronic Technology, Distribution Services
↑	Positions: nVent Electric PLC, FirstCash Holdings Inc., Gates Industrial Corp. PLC

Top Detractors
↓	Sectors: Technology Services, Commercial Services, Producer Manufacturing
↓	Positions: Insight Enterprises Inc., Fortune Brands Innovations Inc., Robert Half Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	3.26	17.12	11.39
Russell 2000® Index	10.76	11.56	9.77
Russell 2000® Value Index	7.88	14.59	9.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
Net Assets	$ 2,233,985,831
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 17,427,725
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$2,233,985,831	Net Advisory Fee	$17,427,725
Number of Holdings	30	Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Aramark	5.3%
FirstCash Holdings, Inc.	4.9%
Arrow Electronics, Inc.	4.9%
Donaldson Co., Inc.	4.8%
Plexus Corp.	4.7%
Gates Industrial Corp. PLC	4.5%
Primerica, Inc.	4.4%
Zions Bancorp NA	4.2%
Simpson Manufacturing Co., Inc.	4.2%
Valvoline, Inc.	4.1%

Sector Breakdown
Finance	24.8%
Producer Manufacturing	19.0%
Distribution Services	13.9%
Consumer Services	9.4%
Consumer Durables	8.2%
Electronic Technology	7.0%
Commercial Services	3.8%
Process Industries	3.8%
Technology Services	3.8%
Cash & Other	6.3%

Updated Prospectus Web Address	https://www.fmimgt.com/common-stock-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Common Stock Fund
Class Name	Institutional Class
Trading Symbol	FMIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/common-stock-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI Common Stock Fund Institutional Class gained 3.39%, compared with 10.76% for the Russell 2000 Index and 7.88% for the Russell 2000 Value Index.
Growth stocks have led the market with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index by nearly 6% during the period. Relative to history, U.S. valuations are at or near all-time highs, there is unwavering exuberance around artificial intelligence (AI) and technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. U.S. employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Broadly speaking, the recent rally in the Russell 2000 to end the fiscal year was driven by lower quality businesses. The FMI Common Stock Fund was underweight Technology (Electronic and Services) due to valuation. The Fund also faced a headwind from its outsized positioning in the Building Products industry as residential construction was under pressure. The Fund benefited from stock selection in Finance and Specialty Retail, as well as not having direct exposure to Health Technology during the period.

Top Contributors
↑	Sectors: Finance, Electronic Technology, Distribution Services
↑	Positions: nVent Electric PLC, FirstCash Holdings Inc., Gates Industrial Corp. PLC

Top Detractors
↓	Sectors: Technology Services, Commerical Services, Producer Manufacturing
↓	Positions: Insight Enterprises Inc., Fortune Brands Innovations Inc., Robert Half Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	3.39	17.26	11.84
Russell 2000® Index	10.76	11.56	9.84
Russell 2000® Value Index	7.88	14.59	8.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
Net Assets	$ 2,233,985,831
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 17,427,725
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$2,233,985,831	Net Advisory Fee	$17,427,725
Number of Holdings	30	Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Aramark	5.3%
FirstCash Holdings, Inc.	4.9%
Arrow Electronics, Inc.	4.9%
Donaldson Co., Inc.	4.8%
Plexus Corp.	4.7%
Gates Industrial Corp. PLC	4.5%
Primerica, Inc.	4.4%
Zions Bancorp NA	4.2%
Simpson Manufacturing Co., Inc.	4.2%
Valvoline, Inc.	4.1%

Sector Breakdown
Finance	24.8%
Producer Manufacturing	19.0%
Distribution Services	13.9%
Consumer Services	9.4%
Consumer Durables	8.2%
Electronic Technology	7.0%
Commercial Services	3.8%
Process Industries	3.8%
Technology Services	3.8%
Cash & Other	6.3%

Updated Prospectus Web Address	https://www.fmimgt.com/common-stock-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI Large Cap Fund
Class Name	Investor Class
Trading Symbol	FMIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/large-cap-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI Large Cap Fund Investor Class gained 1.98%, compared with 17.60% for the S&P 500 Index and 9.25% for the iShares Russell 1000 Value ETF.
Growth stocks have led the market with the Russell 1000 Growth ETF outperforming the Russell 1000 Value ETF by over 16% during the period. Relative to history, U.S. valuations are at or near all-time highs, market concentration continues to increase, there is unwavering exuberance around artificial intelligence (AI) and mega cap technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. U.S. employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Technology (Electronic and Services) accounted for 73% of the S&P 500 return over the trailing year. An underweight and relative stock selection in these sectors (due to valuation) was the largest driver of underperformance during the period. Additionally, some stock specific detractors in Producer Manufacturing and an overweight in Process Industries negatively impacted performance. Conversely, the Fund’s overweight and positive stock selection in Finance was additive, as was the lack of direct exposure to Energy Minerals and Utilities.

Top Contributors
↑	Sectors: Finance, Consumer Services, Distribution Services
↑	Positions: Charles Schwab Corp., Sony Group Corp.-SP-ADR, Booking Holdings Inc.

Top Detractors
↓	Sectors: Producer Manufacturing, Process Industries, Health Technology
↓	Positions: UnitedHealth Group Inc., CarMax Inc., Avery Dennison Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	1.98	10.75	10.22
S&P 500® Index	17.60	16.47	15.30
iShares® Russell 1000 Value ETF	9.25	13.68	10.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
Net Assets	$ 1,388,834,730
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 9,659,529
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$1,388,834,730	Net Advisory Fee	$9,659,529
Number of Holdings	29	Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Charles Schwab Corp.	7.5%
Ferguson Enterprises, Inc.	6.7%
Booking Holdings, Inc.	5.8%
Aramark	5.0%
Avery Dennison Corp.	4.5%
Quest Diagnostics, Inc.	4.2%
Carrier Global Corp.	4.1%
Becton Dickinson & Co.	4.1%
CSX Corp.	4.0%
Alphabet, Inc.	3.9%

Sector Breakdown
Finance	17.8%
Consumer Services	10.9%
Distribution Services	10.4%
Health Services	9.8%
Producer Manufacturing	9.7%
Health Technology	7.8%
Technology Services	7.2%
Retail Trade	5.0%
Process Industries	4.5%
Cash & Other	16.9%

Updated Prospectus Web Address	https://www.fmimgt.com/large-cap-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Large Cap Fund
Class Name	Institutional Class
Trading Symbol	FMIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/large-cap-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI Large Cap Fund Institutional Class gained 2.10%, compared with 17.60% for the S&P 500 Index and 9.25% for the iShares Russell 1000 Value ETF.
Growth stocks have led the market with the Russell 1000 Growth ETF outperforming the Russell 1000 Value ETF by over 16% during the period. Relative to history, U.S. valuations are at or near all-time highs, market concentration continues to increase, there is unwavering exuberance around artificial intelligence (AI) and mega cap technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. U.S. employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Technology (Electronic and Services) accounted for 73% of the S&P 500 return over the trailing year. An underweight and relative stock selection in these sectors (due to valuation) was the largest driver of underperformance during the period. Additionally, some stock specific detractors in Producer Manufacturing and an overweight in Process Industries negatively impacted performance. Conversely, the Fund’s overweight and positive stock selection in Finance was additive, as was the lack of direct exposure to Energy Minerals and Utilities.

Top Contributors
↑	Sectors: Finance, Consumer Services, Distribution Services
↑	Positions: Charles Schwab Corp., Sony Group Corp.-SP-ADR, Booking Holdings Inc.

Top Detractors
↓	Sectors: Producer Manufacturing, Process Industries, Health Technology
↓	Positions: UnitedHealth Group Inc., CarMax Inc., Avery Dennison Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	2.10	10.88	10.51
S&P 500® Index	17.60	16.47	15.68
iShares® Russell 1000 Value ETF	9.25	13.68	10.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
Net Assets	$ 1,388,834,730
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 9,659,529
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$1,388,834,730	Net Advisory Fee	$9,659,529
Number of Holdings	29	Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Charles Schwab Corp.	7.5%
Ferguson Enterprises, Inc.	6.7%
Booking Holdings, Inc.	5.8%
Aramark	5.0%
Avery Dennison Corp.	4.5%
Quest Diagnostics, Inc.	4.2%
Carrier Global Corp.	4.1%
Becton Dickinson & Co.	4.1%
CSX Corp.	4.0%
Alphabet, Inc.	3.9%

Sector Breakdown
Finance	17.8%
Consumer Services	10.9%
Distribution Services	10.4%
Health Services	9.8%
Producer Manufacturing	9.7%
Health Technology	7.8%
Technology Services	7.2%
Retail Trade	5.0%
Process Industries	4.5%
Cash & Other	16.9%

Updated Prospectus Web Address	https://www.fmimgt.com/large-cap-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund
Class Name	Investor Class
Trading Symbol	FMIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI International Fund Investor Class gained 4.11%, compared with the MSCI EAFE Index’s return of 12.92% in local currency and 14.99% in U.S. Dollars. The passive currency hedge was a negligible headwind during the period.
The EAFE was driven by financials, defense companies, and unwavering enthusiasm around AI and technology. FMI has historically been underweight financials, and banks in particular, given their high leverage, opaque balance sheets, and low margins. We pick our spots, preferring financials with more competitively advantaged business models, such as insurance, money managers, rental companies, payment networks, and financial processors, which often have better return profiles and lower leverage. When rate-sensitive banks rally, the Fund typically gives up some relative ground. FMI’s exposure to defense has also historically been limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. After the recent stock moves and blanket basket buying, current valuations are elevated.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Finance accounted for 56% of the MSCI EAFE return over the trailing year. An underweight and relative stock selection in this sector was the largest driver of underperformance during the period. Conversely, the Fund’s exposure in Pharmaceutical, Electrical Products, and Industrial Machinery Industries were additive to returns.

Top Contributors
↑	Sectors: Electronic Technology, Producer Manufacturing, Finance
↑	Positions: Sony Group Corp., Booking Holdings Inc., Ryanair Holdings PLC-SP-ADR

Top Detractors
↓	Sectors: Consumer Non-Durables, Retail Trade, Health Technology
↓	Positions: Greggs PLC, B&M European Value Retail SA, Sodexo SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	10 Year
Investor Class	4.11	10.83	7.19
MSCI EAFE® (LOC) Index	12.92	12.54	8.62
MSCI EAFE® (LOC) Value Index	20.28	17.11	8.68
MSCI EAFE® (USD) Index	14.99	11.15	8.17
MSCI EAFE® (USD) Value Index	22.53	15.66	8.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
Net Assets	$ 2,733,531,920
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 30,436,596
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$2,733,531,920	Net Advisory Fee	$30,436,596
Number of Holdings	44	Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Sodexo SA	4.6%
Weir Group PLC	4.3%
Rexel SA	4.2%
Ashtead Group PLC	4.2%
Informa PLC	4.1%
Booking Holdings, Inc.	4.1%
Unilever PLC	4.1%
Koninklijke Philips NV	3.8%
Ryanair Holdings PLC	3.7%
Coca-Cola Europacific Partners PLC	3.7%

Geographic Breakdown
Britain	32.9%
France	10.8%
Japan	9.1%
United States	7.6%
Ireland	7.2%
Netherlands	5.7%
Germany	5.5%
Switzerland	4.6%
Hong Kong	3.4%
Other Countries	13.2%

Sector Breakdown
Consumer Non-Durables	12.6%
Producer Manufacturing	12.2%
Distribution Services	9.6%
Finance	9.0%
Consumer Services	8.7%
Consumer Durables	7.5%
Commercial Services	7.3%
Health Technology	6.0%
Electronic Technology	5.8%
Cash & Other	21.3%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund
Class Name	Institutional Class
Trading Symbol	FMIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI International Fund Institutional Class gained 4.25%, compared with the MSCI EAFE Index’s return of 12.92% in local currency and 14.99% in U.S. Dollars. The passive currency hedge was a negligible headwind during the period.
The EAFE was driven by financials, defense companies, and unwavering enthusiasm around AI and technology. FMI has historically been underweight financials, and banks in particular, given their high leverage, opaque balance sheets, and low margins. We pick our spots, preferring financials with more competitively advantaged business models, such as insurance, money managers, rental companies, payment networks, and financial processors, which often have better return profiles and lower leverage. When rate-sensitive banks rally, the Fund typically gives up some relative ground. FMI’s exposure to defense has also historically been limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. After the recent stock moves and blanket basket buying, current valuations are elevated.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Finance accounted for 56% of the MSCI EAFE return over the trailing year. An underweight and relative stock selection in this sector was the largest driver of underperformance during the period. Conversely, the Fund’s exposure in Pharmaceutical, Electrical Products, and Industrial Machinery Industries were additive to returns.

Top Contributors
↑	Sectors: Electronic Technology, Producer Manufacturing, Finance
↑	Positions: Sony Group Corp., Booking Holdings Inc., Ryanair Holdings PLC-SP-ADR

Top Detractors
↓	Sectors: Consumer Non-Durables, Retail Trade, Health Technology
↓	Positions: Greggs PLC, B&M European Value Retail SA, Sodexo SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	4.25	10.98	6.88
MSCI EAFE® (LOC) Index	12.92	12.54	9.02
MSCI EAFE® (LOC) Value Index	20.28	17.11	9.08
MSCI EAFE® (USD) Index	14.99	11.15	8.69
MSCI EAFE® (USD) Value Index	22.53	15.66	8.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
Net Assets	$ 2,733,531,920
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 30,436,596
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$2,733,531,920	Net Advisory Fee	$30,436,596
Number of Holdings	44	Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Sodexo SA	4.6%
Weir Group PLC	4.3%
Rexel SA	4.2%
Ashtead Group PLC	4.2%
Informa PLC	4.1%
Booking Holdings, Inc.	4.1%
Unilever PLC	4.1%
Koninklijke Philips NV	3.8%
Ryanair Holdings PLC	3.7%
Coca-Cola Europacific Partners PLC	3.7%

Geographic Breakdown
Britain	32.9%
France	10.8%
Japan	9.1%
United States	7.6%
Ireland	7.2%
Netherlands	5.7%
Germany	5.5%
Switzerland	4.6%
Hong Kong	3.4%
Other Countries	13.2%

Sector Breakdown
Consumer Non-Durables	12.6%
Producer Manufacturing	12.2%
Distribution Services	9.6%
Finance	9.0%
Consumer Services	8.7%
Consumer Durables	7.5%
Commercial Services	7.3%
Health Technology	6.0%
Electronic Technology	5.8%
Cash & Other	21.3%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund II - Currency Unhedged
Class Name	Institutional Class
Trading Symbol	FMIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI International Fund II - Currency Unhedged for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund-2/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund-2/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2025, the FMI International Fund II – Currency Unhedged Institutional Class gained 4.33%, compared with the MSCI EAFE Index’s return of 14.99% in U.S. Dollars.
The EAFE was driven by financials, defense companies, and unwavering enthusiasm around AI and technology. FMI has historically been underweight financials, and banks in particular, given their high leverage, opaque balance sheets, and low margins. We pick our spots, preferring financials with more competitively advantaged business models, such as insurance, money managers, rental companies, payment networks, and financial processors, which often have better return profiles and lower leverage. When rate-sensitive banks rally, the Fund typically gives up some relative ground. FMI’s exposure to defense has also historically been limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. After the recent stock moves and blanket basket buying, current valuations are elevated.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Finance accounted for 56% of the MSCI EAFE return over the trailing year. An underweight and relative stock selection in this sector was the largest driver of underperformance during the period. Conversely, the Fund’s exposure in Pharmaceutical, Electrical Products, and Industrial Machinery Industries were additive to returns.

Top Contributors
↑	Sectors: Producer Manufacturing, Electronic Technology, Finance
↑	Positions: Sony Group Corp., Booking Holdings Inc., Lloyds Banking Group PLC

Top Detractors
↓	Sectors: Consumer Non-Durables, Retail Trade, Health Technology
↓	Positions: Greggs PLC, B&M European Value Retail SA, Sodexo SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Institutional Class	4.33	8.85	4.91
MSCI EAFE® (USD) Index	14.99	11.15	8.24
MSCI EAFE® (USD) Value Index	22.53	15.66	9.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
Net Assets	$ 72,361,877
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 340,130
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$72,361,877	Net Advisory Fee	$340,130
Number of Holdings	35	Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Sodexo SA	4.5%
Weir Group PLC	4.2%
Rexel SA	4.1%
Ashtead Group PLC	4.0%
Unilever PLC	4.0%
Informa PLC	4.0%
Booking Holdings, Inc.	4.0%
Koninklijke Philips NV	3.7%
Ryanair Holdings PLC	3.6%
Coca-Cola Europacific Partners PLC	3.6%

Geographic Breakdown
Britain	31.9%
France	10.6%
United States	10.2%
Japan	8.9%
Ireland	7.0%
Netherlands	5.6%
Germany	5.4%
Switzerland	4.4%
Hong Kong	3.3%
Other Countries	12.7%

Sector Breakdown
Consumer Non-Durables	12.2%
Producer Manufacturing	11.9%
Distribution Services	9.4%
Finance	8.7%
Consumer Services	8.4%
Consumer Durables	7.3%
Commercial Services	7.1%
Health Technology	5.8%
Electronic Technology	5.7%
Cash & Other	23.5%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund-2/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Global Fund
Class Name	Institutional Class
Trading Symbol	FMIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FMI Global Fund for the period of December 31, 2024 (inception date), to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/global-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/global-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$69	0.90%
[1],[2]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.90%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 9 months ending September 30, 2025, the FMI Global Fund Institutional Class gained 5.50%, compared with the MSCI World Index return of 17.43% in U.S. Dollars.
Growth stocks have led the market with the MSCI World Growth ETF outperforming the MSCI World Value ETF by over 10% during the period. Relative to history, in the U.S. (~70% of MSCI World Index) valuations are at or near all-time highs, market concentration continues to increase, there is unwavering exuberance around artificial intelligence (AI) and mega cap technology, and investors continue to pile into equities at a record pace, despite economic growth showing cracks beneath the surface. Employment has slumped, the housing market has softened, construction spending is declining, ISM manufacturing has generally been in contraction, and transportation faces a “freight recession”. In the past, consumer confidence and stock market confidence have generally moved in harmony. Today, consumer confidence is low (and falling) at a time when stock market confidence is soaring. This dichotomy between Wall Street and Main Street has precedent, though it has rarely persisted over extended periods.
Overseas markets were driven by financials, defense companies, and unwavering enthusiasm around AI and technology. FMI has historically been underweight financials, and banks in particular, given their high leverage, opaque balance sheets, and low margins. We pick our spots, preferring financials with more competitively advantaged business models, such as insurance, money managers, rental companies, payment networks, and financial processors, which often have better return profiles and lower leverage. When rate-sensitive banks rally, the Fund typically gives up some relative ground. FMI’s exposure to defense has also historically been limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. After the recent stock moves and blanket basket buying, current valuations are elevated.
The Fund strives to generate strong absolute returns through a full cycle while having less volatility, with a focus on downside protection. In environments characterized by speculative excess, as the one observed over the past year, the Fund’s positioning has tended to lag broader benchmarks. Looking different than the market has been a disadvantage over this period. Regardless, FMI remains disciplined on business quality, balance sheet strength and valuation.
Inception to date, The Fund’s consumer related names have struggled in the Specialty, Discount Retail, and Alcoholic Beverage industries, along with Industrial exposure that has been impacted by a challenging residential construction environment. Conversely, the Fund’s overweight and positive stock selection in Pharmaceutical and Medical Specialties Industries within the Health Technology Sector as well as Airlines within Transportation were additive.

Top Contributors
↑	Sectors: Distribution Services, Electronic Technology, Finance
↑	Positions: Sony Group Corp., Ryan Holdings PLC-SP-ADR, Ferguson Enterprises Inc.

Top Detractors
↓	Sectors: Retail Trade, Health Services, Consumer Non-Durables
↓	Positions: CarMax Inc., UnitedHealth Group Inc., Sodexo SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)	Since Inception (12/31/2024)
Institutional Class	5.50
MSCI World® (USD) Index	17.43
MSCI ACWI® (USD) Index	18.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/global-fund/ for more recent performance information.
Net Assets	$ 10,441,585
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2025)

Net Assets	$10,441,585	Net Advisory Fee	$0
Number of Holdings	33	Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  September 30, 2025)

Top 10 Issuers
Ferguson Enterprises, Inc.	5.7%
Charles Schwab Corp.	5.4%
Weir Group PLC	4.6%
Booking Holdings, Inc.	4.1%
Informa PLC	4.1%
Ashtead Group PLC	4.0%
Ryanair Holdings PLC	3.7%
Sodexo SA	3.7%
First American Treasury Obligations Fund	3.5%
Sony Group Corp.	3.4%

Geographic Breakdown
United States	45.9%
Britain	23.1%
France	8.9%
Ireland	6.3%
Japan	3.6%
Netherlands	3.2%
Germany	2.8%
Luxembourg	2.5%
Bermuda	1.9%
Curacao	1.8%

Sector Breakdown
Finance	12.6%
Distribution Services	11.2%
Producer Manufacturing	10.5%
Consumer Non-Durables	10.4%
Consumer Services	7.8%
Technology Services	7.2%
Commercial Services	6.5%
Health Technology	6.5%
Retail Trade	6.2%
Cash & Other	21.1%

Updated Prospectus Web Address	https://www.fmimgt.com/global-fund/

[1]
**	Amount shown reflects the expenses of the FMI Global Fund from its December 31, 2024 inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the full fiscal year.

[2]
*	Annualized